Right-of-use Assets and Lease Liabilities (Details)	12 Months Ended
	Dec. 31, 2023 HKD ($)	Dec. 31, 2022 HKD ($)	Dec. 31, 2021 HKD ($)	Dec. 31, 2023 USD ($)	Jan. 01, 2020 HKD ($)
Right-of-use Assets and Lease Liabilities [Abstract]
Right-of-use assets	$ 23,884,854	$ 653,344		$ 3,057,888	$ 541,625
Associated lease liabilities					$ 541,625
Operating lease expense	$ 3,271,053	$ 2,580,711	$ 164,482